Operating Revenue - Disaggregation of Operating Revenue (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Revenue from telecommunications services	¥ 751,409	¥ 695,692	¥ 674,392
Revenue from sales of products and others	96,849	72,378	71,525
Operating revenue	848,258	768,070	745,917
Voice services [member]
Disclosure of products and services [line items]
Revenue from telecommunications services	76,163	78,782	88,624
SMS&MMS [Member]
Disclosure of products and services [line items]
Revenue from telecommunications services	31,100	29,485	28,648
Wireless data traffic [Member]
Disclosure of products and services [line items]
Revenue from telecommunications services	392,859	385,679	384,999
Wireline broadband [Member]
Disclosure of products and services [line items]
Revenue from telecommunications services	94,230	80,808	68,835
Applications and information services [Member]
Disclosure of products and services [line items]
Revenue from telecommunications services	136,961	101,038	82,543
Others [member]
Disclosure of products and services [line items]
Revenue from telecommunications services	¥ 20,096	¥ 19,900	¥ 20,743